Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 377,960,000
Previously Paid Amount	0
Total Fee Amount	52,196.28
Total Offset Amount	0
Net Fee	$ 52,196.28
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A